INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Schedule of components of current and deferred income tax expense (income)
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2025	2024	2023
Income tax expense
Current tax
Current tax on profit for the year	(7,692)	(9,287)	(5,343)
Adjustments for current tax of prior periods	(765)	315	241
Total current tax credit (expense)	(8,457)	(8,972)	(5,102)

Deferred income tax
Deferred tax on profit for the year	(2,187)	7,469	6,639
Adjustments for deferred tax of prior periods	334	(1,846)	(73)
Total deferred tax credit (expense)	(1,853)	5,623	6,566
Income tax credit (expense)	(10,310)	(3,349)	1,464

Schedule of reconciliation of statutory income tax rate with effective income tax rate	The following table reconciles the tax credit (expense) at the statutory rate to actual credit (expense) for the year in the consolidated income statement:

Amounts in $ ‘000	2025		2024		2023
	Amount	ETR %	Amount	ETR %	Amount	ETR %
Reconciliation of tax charge
Profit, (loss) before taxation	12,847		(8,492)		(12,012)
Profit, (loss) multiplied by standard rate of tax in The Netherlands	(3,315)	25.80	2,190	25.80	3,099	25.80

Effects of:
Tax rate in other jurisdictions	255	1.98	999	(11.76)	1,123	(9.35)
Non-taxable income	1,384	10.77	657	(7.74)	6	(0.05)
Non deductible expenses	(2,081)	(16.20)	(1,527)	17.98	(266)	2.21
Share based payments	(1,490)	(11.60)	(2,510)	29.56	(2,022)	16.83
Adjustments of prior periods	(426)	(3.32)	(1,531)	18.03	168	(1.40)
Change in statutory applicable tax rate	—	—	—	—	—	—
(De)recognition of deferred tax assets	(3,613)	(28.12)	(333)	3.92	—	—
U.S. State taxes and other	(1,024)	(7.97)	(1,294)	15.24	(644)	5.36
Income tax credit (expense) for the year	(10,310)	(80.25)	(3,349)	39.44	1,464	(12.19)

Schedule of balances of net deferred tax assets (liabilities)
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2025	2024
Total deferred tax assets	41,498	41,923
Total deferred tax liabilities	(10,481)	(11,379)
Total net deferred tax assets /(liabilities)	31,017	30,544

Schedule of significant components and annual movements of deferred income tax assets and liabilities
The significant components and annual movements of deferred income tax assets as of December 31, 2025, and December 31, 2024, are as follows:

Amounts in $ ‘000	2025	2024
Intangible assets	727	3,289
Lease liabilities	3,492	6,292
Accruals	4,759	4,015
Unrealized profit in inventory	13,472	10,498
Other	8,780	5,923
Tax losses	10,268	11,906
Total deferred tax assets	41,498	41,923

Amounts in $ ‘000	Intangible assets	Lease liabilities	Accruals	Unrealized profit in inventory	Other	Tax losses	Total
At January 1, 2024	2,183	7,063	4,151	8,453	3,484	12,529	37,863
(Charged)/credited
- to profit or loss	1,107	(371)	(133)	1,811	3,076	(416)	5,074
- other movement	—	—	—	—	—	—	—
- to accumulated deficit	—	—	—	847	(626)	540	761
- currency translation	(1)	(400)	(3)	(613)	(11)	(747)	(1,775)
At December 31, 2024	3,289	6,292	4,015	10,498	5,923	11,906	41,923
(Charged)/credited
- to profit or loss	10,724	(3,478)	743	3,247	1,432	(16,396)	(3,728)
- other movement	(12,240)	—	(8)	—	8	12,240	—
- to accumulated deficit	—	—	—	(1,718)	1,417	—	(301)
- currency translation	(1,046)	678	9	1,445	—	2,518	3,604
At December 31, 2025	727	3,492	4,759	13,472	8,780	10,268	41,498
The component and annual movement of deferred income tax liabilities as of December 31, 2025 and December 31, 2024, are as follows:

Amounts in $ ‘000	2025	2024
Tangible fixed assets	(3,266)	(2,916)
Convertible bonds	(4,652)	(5,067)
Other liabilities	(2,563)	(3,396)
Total deferred tax liabilities	(10,481)	(11,379)

Amounts in $ ‘000	Tangible fixed assets	Convertible bonds	Other liabilities	Total
At January 1, 2024	(4,865)	—	(3,237)	(8,102)
(Charged)/credited
- to profit or loss	1,749	(1,038)	(160)	551
- to other comprehensive income	—	(4,251)	—	(4,251)
- currency translation	200	222	1	423
At December 31, 2024	(2,916)	(5,067)	(3,396)	(11,379)
(Charged)/credited
- to profit or loss	4	1,040	835	1,879
- currency translation	(354)	(625)	(2)	(981)
At December 31, 2025	(3,266)	(4,652)	(2,563)	(10,481)